FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 1,102,019	$ 913,532
Financial liabilities	8,004,446	6,649,011
Financial liabilities, at fair value	7,227,349	6,331,528
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,594,291	1,116,083
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	107,506	76,669
Financial liabilities, at fair value	107,506	76,669
Hedging assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	41,044	73,156
Financial assets, at fair value	41,044	73,156
Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	688,134	726,972
Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	80,925	28,935
Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	11,320	8,911
Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	248,217	56,973
Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	70,807	84,178
Receivables due from related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	2,616	7,563
Financial assets, at fair value	2,616	7,563
Other Financial Assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	12,710	5,371
Financial assets, at fair value	12,710	5,371
Financial liabilities at fair value through profit or loss [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	498	17
Financial liabilities, at fair value	498	17
Financial liabilities at amortized cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	7,896,442	6,572,325
Financial liabilities, at fair value	7,227,349	6,331,528
Financial liabilities at amortized cost [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	3,402,747	3,397,376
Financial liabilities, at fair value	2,936,324	3,136,318
Financial liabilities at amortized cost [member] | Bonds Issued [Member] | UF [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,594,291	1,116,083
Financial liabilities, at fair value	1,323,194	1,167,251
Financial liabilities at amortized cost [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	878,793	415,462
Financial liabilities, at fair value	933,723	408,278
Financial liabilities at amortized cost [member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	811,032	832,954
Financial liabilities, at fair value	811,032	832,954
Financial liabilities at amortized cost [member] | Payables to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	29,939	21,011
Financial liabilities, at fair value	29,939	21,011
Financial liabilities at amortized cost [member] | Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	559,382	264,224
Financial liabilities, at fair value	559,382	264,224
Financial liabilities at amortized cost [member] | Bank Loans In Other Currencies [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	620,258	525,215
Financial liabilities, at fair value	633,755	501,492
Financial assets at amortised cost, class [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,551,929	1,476,046
Financial assets, at fair value	1,551,929	1,476,046
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	132,869	110,208
Financial assets, at fair value	132,869	110,208
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	132,808	110,064
Financial assets, at fair value	132,808	110,064
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	61	144
Financial assets, at fair value	61	144
Loans and Accounts Receivables [member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	99,167	258,566
Financial assets, at fair value	99,167	258,566
Loans and Accounts Receivables [member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	338,033	298,577
Financial assets, at fair value	338,033	298,577
Loans and Accounts Receivables [member] | Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	437,200	557,143
Financial assets, at fair value	437,200	557,143
Accounts receivable (net) [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,099,403	905,969
Financial assets, at fair value	1,099,403	905,969
Accounts receivable (net) [member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	688,134	726,972
Financial assets, at fair value	688,134	726,972
Accounts receivable (net) [member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	80,925	28,935
Financial assets, at fair value	80,925	28,935
Accounts receivable (net) [member] | Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	11,320	8,911
Financial assets, at fair value	11,320	8,911
Accounts receivable (net) [member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	248,217	56,973
Financial assets, at fair value	248,217	56,973
Accounts receivable (net) [member] | Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	70,807	84,178
Financial assets, at fair value	$ 70,807	$ 84,178